ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	¥ 1,658,392,892
Net current-period other comprehensive gains (losses)	669,178	$ 94,252	¥ (14,148,803)	¥ (3,705,740)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	1,480,033,495	208,458,358	1,658,392,892
Foreign currency translation adjustments
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	27,727,372		39,089,244
Net current-period other comprehensive gains (losses)	672,112		(11,361,872)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	28,399,484	3,999,984	27,727,372	39,089,244
Unrealized gains(losses) on available-for-sale investments
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	4,732		2,791,663
Net current-period other comprehensive gains (losses)	(2,934)		(2,786,931)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	1,798	253	4,732	2,791,663
Total
OTHER COMPREHENSIVE LOSS
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance	27,732,104		41,880,907
Net current-period other comprehensive gains (losses)	669,178		(14,148,803)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance	¥ 28,401,282	$ 4,000,237	¥ 27,732,104	¥ 41,880,907